Subsequent Events	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

NOTE 21 — SUBSEQUENT EVENTS

Assai Energy Senior Secured Note

On January 15, 2021, Assai Energy, LLC (“Assai”), a wholly owned subsidiary of Archaea Energy LLC, entered into a Senior Secured Note Purchase Agreement (the “Note”) with certain investors for the purchase of $72,542,000 in principal amount of its 3.75% Senior Secured Notes. The interests are payable quarterly in arrears on each payment date and the Note is due on September 30, 2031.

On April 5, 2021, Assai Energy, LLC entered into a Senior Secured Note Purchase Agreement (the “Note”) with certain investors for the purchase of $60,828,000 in principal amount of its 4.47% Senior Secured Notes. The interests are payable quarterly in arrears on each payment date and the Note is due on September 30, 2041.

The proceeds from the notes will be used to complete the acquisition of PEI Power LLC (see disclosure below) and to continue to fund the development of the Assai biogas project on the site of the Keystone Sanitary Landfill in Dunmore, PA. This facility is expected to produce over 12,000 MMBtu/day of RNG, making it the largest RNG project in the world.

PEI Power, LLC

On April 6, 2021, the Company completed the acquisition of PEI Power LLC (PEI), and upon the final closing, the Company paid an aggregate of approximately $29,768,000 (including $2,456,000 deposited to the escrow account), and assumed liabilities totaling approximately $460,000 for all of PEI’s assets. PEI is a biogas fuel combustion power generating facility with a combined of capacity approximately 85 MW located in Archbald, PA.

Merger Agreements

On April 7, 2021, Rice Acquisition Corp., a special purpose acquisition company, announced an agreement to enter into a business combination with Aria Energy LLC (“Aria”) and Archaea Energy LLC (“Archaea LLC”), which will create the industry-leading renewable natural gas (“RNG”) platform. The combined Company will be named Archaea Energy (the “combined Company”), with an experienced executive team comprised of leaders from Archaea LLC and Aria. The transaction is expected to close in the third quarter of 2021 and the combined Company plans to be listed on the NYSE under the ticker symbol “LFG”. The Company is being acquired for $347 million. Aria is being acquired for $680 million. This transaction is expected to close in the third quarter of 2021.

NOTE 21 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through September 3, 2021, and has determined that except for the transactions described below, there are no events that have occurred that require adjustments to the disclosures in these unaudited consolidated financial statements.

Business Combination Agreement

On April 7, 2021, Rice Acquisition Corp., a special purpose acquisition company, announced an agreement to enter into a business combination with Aria Energy LLC (“Aria”) and Archaea Energy LLC (“Archaea LLC”), which will create the industry-leading renewable natural gas (“RNG”) platform. The combined Company will be named Archaea Energy Inc. (the “combined Company”), with an experienced executive team comprised of leaders from Archaea LLC and Aria. The transaction is expected to close in the third quarter of 2021 and the combined Company plans to be listed on the NYSE under the ticker symbol “LFG”. The Company is being acquired for $347,000,000. Aria is being acquired for $680,000,000. More information can be found at sec.gov under the ticker symbol “RICE”.

Secured Promissory Notes

On July 15 and July 26, 2021, Archaea Holdings LLC entered into several secured Promissory Notes with certain lenders, including related parties to the Company, in the aggregate principal amount of approximately $30,000,000. Promissory Notes totaling approximately $16,500,000 bear interest at 20% per annum, and Promissory Notes totaling approximately $13,500,000 bear interest at 7.5% per annum.

All unpaid principal and unpaid accrued interest of the foregoing Promissory Notes are due the earlier of (a) the one-year anniversary of the respective issuance date (July 15, 2022 or July 26, 2022), (b) closing date of the Business Combination Agreement discussed above, or (c) the date on which all amounts under Promissory Notes shall become due and payable in the event of the Company’s default. The Promissory Notes bearing interest at 20% per annum include a guaranteed minimum interest payment of approximately $1,000,000 in aggregate. Based on the expected business combination transaction close date in the third quarter of 2021, the Company anticipates repayment to occur in the third quarter of 2021.

These Promissory Notes are secured by the amounts due under the respective Security and Pledge Agreement between Archaea Holdings LLC and the lenders.

Note 16 — Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through May 13, 2021, the date at which the consolidated financial statements were issued and determined that except for the transactions described below, there are no events that have occurred that would require adjustments to the disclosures in the consolidated financial statements.

Sale of LESPH

As noted in notes 2(j), 2(k), and 7, the Company enacted a plan to sell LESPH in 2020. On March 1, 2021, the Company entered into a Membership Interest Purchase Agreement (MIPA) for the purpose of selling 100% of the membership interests in LESPH. In accordance with Section 4.02 of the MIPA, the Sellers obligations at closing include the execution of the Lender Release, as defined in the agreement, releasing of Liens and claims with respect to LESPH and its consolidated and non-consolidated subsidiaries, terminating the LESPH credit agreement and discharging the borrowers’ obligations.

Final regulatory approval of the sale was received on May 5, 2021; the transaction is expected to close the week of May 17, 2021.

Business Combination Agreement

On April 7, 2021, Rice Acquisition Corp., a special purpose acquisition company, announced an agreement to enter into a business combination with the Company and Archaea Energy LLC. The combined company will be named Archaea Energy, with an executive team comprised of leaders from the Company and Archaea Energy LLC.

The transaction is expected to close in the third quarter of 2021 and plans to be listed on the NYSE under the ticker symbol “LFG”. The Company is being acquired for approximately $680 million. Archaea Energy LLC is being acquired for $347 million.

Rice Acquisition Corp. [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 11 — Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through May 13, 2021, the date the consolidated financial statements was available for issuance, require potential adjustment to or disclosure in the consolidated financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Note 9 — Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date the condensed consolidated financial statements were issued, require potential adjustment to or disclosure in the condensed consolidated financial statements and has concluded that all such events, except as noted above, that would require recognition or disclosure have been recognized or disclosed.

Aria Energy LLC [Member]
Subsequent Events [Line Items]
Subsequent Events

(16)  Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through September 8, 2021 and determined that except for the transactions described below, there are no events that have occurred that would require adjustments to the disclosures in the consolidated financial statements.

Business Combination Agreement

On April 7, 2021, Rice Acquisition Corp., a special purpose acquisition company, announced an agreement to enter into a business combination with the Company and Archaea Energy LLC. The combined company will be named Archaea Energy Inc., with an executive team comprised of leaders from the Company and Archaea Energy LLC.

The transaction is expected to close in the third quarter of 2021 and plans to be listed on the NYSE under the ticker symbol “LFG”. The Company is being acquired for approximately $680 million. Archaea Energy LLC is being acquired for $347 million.